Prepaid Expenses and Other Current Assets - Schedule of Composition of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses and other receivables			$ 51
Government authorities	[1]	22	47
Total		$ 22	$ 98

[1]	The government authorities are monetary items, which are denominated or linked in NIS.